Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balances (in shares) at Sep. 30, 2015		16,631,000
Balances at Sep. 30, 2015		$ 1,663	$ 5,007,497	$ (3,694,167)	$ 1,314,993
Stock-based compensation expense			131,075		131,075
Stock option expense			9,173		9,173
Stock issued for debt modification (in shares)		400,000
Stock issued for debt modification		$ 40	1,364,499		1,364,539
Net loss				(2,210,764)	$ (2,210,764)
Balances (in shares) at Sep. 30, 2016		17,031,000			17,031,000
Balances at Sep. 30, 2016		$ 1,703	6,512,244	(5,904,931)	$ 609,016
Stock-based compensation expense			37,450		37,450
Stock option expense			222,988		222,988
Net loss				(2,771,894)	(2,771,894)
Shares and warrants issued to lessor (in shares)		100,000
Shares and warrants issued to lessor		$ 10	1,972,956		$ 1,972,966
Stock issued for options exercised (in shares)		50,000			50,000
Stock issued for options exercised		$ 5	37,495		$ 37,500
Stock issued for cash, net (in shares)		2,185,000
Balances (in shares) at Sep. 30, 2017		19,366,000			19,366,000
Balances at Sep. 30, 2017		$ 1,937	10,959,188	(8,676,825)	$ 2,284,300
Stock issued for cash, net		$ 219	$ 2,176,055		2,176,274
Net loss					$ (1,374,364)
Balances (in shares) at Dec. 31, 2017					19,366,000